Directors and key management compensation	12 Months Ended
Mar. 31, 2019
Directors and key management compensation
Directors and key management compensation

 22. Directors and key management compensation

This note details the total amounts earned by the Company’s Directors and members of the Executive Committee.

Directors

Aggregate emoluments of the Directors of the Company were as follows:

	2019	2018	2017
	€m	€m	€m
Salaries and fees	4	4	4
Incentive schemes[1]	2	3	2
Other benefits[2]	—	1	1
	6	8	7

Notes:

1	Excludes gains from long-term incentive plans.
2	Includes the value of the cash allowance taken by some individuals in lieu of pension contributions.

No directors serving during the year exercised share options in the year ended 31 March 2019 (2018: one Director, gain €0.1 million; gain 2017: one Director, €0.7 million).

Key management compensation

Aggregate compensation for key management, being the Directors and members of the Executive Committee, was as follows:

	2019	2018	2017
	€m	€m	€m
Short-term employee benefits	23	27	24
Share-based payments	35	30	25
	58	57	49